Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule of Goodwill Activity

A summary of changes in the Company's goodwill is as follows:

	2012		2011
	(RMB)	(USD)	(RMB)	(USD)
Balance - beginning of year:
Goodwill	290,019,086	45,566,812	290,019,086	43,863,929
Accumulated impairment charges	(122,328,706)	(19,219,870)	-	-
	167,690,380	$26,346,942	290,019,086	$43,863,929
Activity during the year:
Additions	-	-	-	-
Impairment charge	(167,690,380)	$(26,533,960)	(122,328,706)	(19,219,870)
Other adjustments*	-	187,018	-	1,702,883
	(167,690,380)	$(26,346,942)	(122,328,706)	(17,516,987)
Balance - end of year:
Goodwill	290,019,086	45,917,431	290,019,086	45,566,812
Accumulated impairment charges	(290,019,086)	(45,917,431)	(122,328,706)	(19,219,870)
	-	-	167,690,380	$26,346,942

* Other adjustments are the exchange differences arising during the year.

Schedule Of Goodwill For Business Acquired

The consideration for the acquisitions was settled in cash and was accounted for as follows (presented in RMB):

No.	Store Name	Acquisition Date	Consideration	The fair value of net assets	Goodwill
			(RMB)	(RMB)	(RMB)	(USD)*
1	Anda Store	08/31/2008	22,740,000	970,404	21,769,596	$3,180,272
2	Nehe Store	09/30/2008	16,800,000	828,500	15,971,500	2,329,871
3	Fuyu Store	10/31/2008	17,400,000	1,042,010	16,357,990	2,387,324
4	Xinguangtiandi Store	09/30/2008	13,800,000	880,000	12,920,000	1,884,728
5	Hailaer Store	10/31/2008	66,000,000	1,580,000	64,420,000	9,401,607
	Total		136,740,000	5,300,914	131,439,086

*converted into U.S. dollars using the date of acquisition exchange rate